Allowance for Loan Losses - Summary of Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	$ 46,580	$ 47,983	$ 46,105		$ 46,484				$ 48,841	$ 46,255	$ 46,484	$ 46,484	$ 48,841
Charge-offs	(1,002)		(2,991)							(5,488)	(10,054)	(15,576)	(29,013)
Recoveries	284		1,450							5,941	4,804	7,036	3,841
Net (Charge-offs)/ Recoveries	(718)		(1,541)							453	(5,250)	(8,540)	(25,172)
Provision for loan losses	1,454	1,562	3,419	1,023	2,307	4,215	2,305	7,023	9,272	608	6,749	8,311	22,815	15,609
Balance at End of Period	47,316	46,255	47,983	46,105		46,484				47,316	47,983	46,255	46,484	48,841
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	20,733		23,484		25,246				29,804	18,921	25,246	25,246	29,804
Charge-offs	0		(840)							(2,002)	(3,649)	(4,601)	(9,627)
Recoveries	(154)		617							1,681	2,939	3,388	1,259
Net (Charge-offs)/ Recoveries	(154)		(223)							(321)	(710)	(1,213)	(8,368)
Provision for loan losses	(602)		(5,572)							1,377	(6,847)	(5,112)	3,810
Balance at End of Period	19,977	18,921	17,689			25,246				19,977	17,689	18,921	25,246
Commercial and Industrial [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	13,004		9,123		7,759				11,274	14,433	7,759	7,759	11,274
Charge-offs	(37)		(759)							(1,070)	(2,682)	(2,714)	(5,278)
Recoveries	315		167							3,564	457	2,142	1,153
Net (Charge-offs)/ Recoveries	278		(592)							2,494	(2,225)	(572)	(4,125)
Provision for loan losses	616		6,268							(3,029)	9,265	7,246	610
Balance at End of Period	13,898	14,433	14,799			7,759				13,898	14,799	14,433	7,759
Commercial Construction [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	4,759		5,812		7,500				3,703	5,374	7,500	7,500	3,703
Charge-offs	(234)		(480)							(693)	(923)	(4,852)	(10,521)
Recoveries	0		481							140	536	531	891
Net (Charge-offs)/ Recoveries	(234)		1							(553)	(387)	(4,321)	(9,630)
Provision for loan losses	653		2,186							357	886	2,195	13,427
Balance at End of Period	5,178	5,374	7,999			7,500				5,178	7,999	5,374	7,500
Consumer Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	6,705		6,655		5,058				3,166	6,362	5,058	5,058	3,166
Charge-offs	(436)		(585)							(983)	(1,822)	(2,407)	(2,509)
Recoveries	48		122							272	630	651	197
Net (Charge-offs)/ Recoveries	(388)		(463)							(711)	(1,192)	(1,756)	(2,312)
Provision for loan losses	446		185							1,112	2,511	3,060	4,204
Balance at End of Period	6,763	6,362	6,377			5,058				6,763	6,377	6,362	5,058
Other Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	1,379		1,031		921				894	1,165	921	921	894
Charge-offs	(295)		(327)							(740)	(978)	(1,002)	(1,078)
Recoveries	75		63							284	242	324	341
Net (Charge-offs)/ Recoveries	(220)		(264)							(456)	(736)	(678)	(737)
Provision for loan losses	341		352							791	934	922	764
Balance at End of Period	$ 1,500	$ 1,165	$ 1,119			$ 921				$ 1,500	$ 1,119	$ 1,165	$ 921